ENTITY WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Summary of Revenues within Geographic Areas

The following is a summary of revenues within geographic areas:

	Six Months Ended June 30,
	2020	2021
	(U.S. dollars in thousands)
Americas:
United States	$23,304	$21,616
Other	551	477
	23,855	22,093
EMEA:
Germany	5,045	6,214
Israel	556	793
United Kingdom	3,145	4,655
Other	8,451	9,942
	17,197	21,604

APAC	3,224	3,401
Total	$44,276	$47,098

Schedule of Distributors Comprised more than 10% of Company's Revenue

For the year ended December 31, 2020 and six months ended June 30, 2021, each of the following distributors comprised more than 10% of the Company’s revenue:

	Year Ended	Six months Ended
	December 31,	June 30,
	2020	2021

Customer A	15%	17%
Customer B	10%	12%

Schedule of Property, Plant and Equipment, Net by Geographical Area

Property, plant and equipment, net by geographical area were as follows as of December 31, 2020 and June 30, 2021:

	December 31,	June 30,
	2020	2021
	(U.S. $ in thousands)
Americas (primarily the United States)	$1,125	996
EMEA	108	102
Israel	3,269	3,492
	$4,502	4,590

Schedule of Distributors Comprising more than 10% of Company's Accounts Receivable

As of December 31, 2020 and June 30, 2021, each of the following distributors comprised more than 10% of the Company’s accounts receivable:

	December 31,	June 30,
	2020	2021
Customer A	16%	23%
Customer B	12%	17%
Customer C	11%	0%